Reconciliation of Financial Statements to the Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 930,624,316	$ 780,088,151
Amounts allocated to withdrawing participants	0	(9,000)
Deemed loans	(790,729)	(887,701)
Net assets per the Form 5500	929,833,587	779,191,450
EBP, Form 5500 Caption [Abstract]
Benefits paid	(25,178,261)
Investment and administrative fees	(445,710)
Total expenses per the financial statements	25,623,971
Amounts allocated to withdrawing participants at December 31, 2024	9,000
Amounts allocated to withdrawing participants at December 31, 2025	0
Amounts allocated to withdrawing participants at December 31, 2025	0	$ (9,000)
Deemed loans at December 31, 2024	887,701
Deemed loans at December 31, 2025	(790,729)
Total expenses per the Form 5500	$ (25,517,999)